Fees Summary	Jun. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 213,000
Previously Paid Amount	0.00
Total Fee Amount	32.61
Total Offset Amount	0.00
Net Fee	32.61
Narrative - Max Aggregate Offering Price	$ 213,000
Final Prospectus	true